Label	Element	Value
Shares Issued During Period, Shares, Shares Exchanged	ahco_SharesIssuedDuringPeriodSharesSharesExchanged	3,480,466
Shares Issued During Period, Shares, Shares Exchanged	ahco_SharesIssuedDuringPeriodSharesSharesExchanged	550,000